New or revised standards and interpretations issued but not yet adopted	12 Months Ended
Nov. 30, 2019
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New or revised standards and interpretations issued but not yet adopted

3.	New or revised standards and interpretations issued but not yet adopted
IFRS 16,
Leases
(“IFRS 16”)
On January 13, 2016, the IASB issued IFRS 16
.
The new standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 will replace IAS 17,
Leases
(“IAS 17”).
This standard introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use
asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments.
This standard substantially carries forward the lessor accounting requirements of IAS 17, while requiring enhanced disclosures to be provided by lessors.

The Company intends to adopt IFRS 16 in its consolidated financial statements for the annual period beginning on December 1, 2019 using the modified retrospective transition method. The extent of the impact of adoption of the standard has not yet been determined, but the Company expects the majority of its operating leases will need to be recognized in the consolidated statement of financial position on initial adoption. At December 1, 2019, the Company expects to record right-of-use
assets and lease liabilities of approximately $3,000. The Company also expects a decrease in operating lease costs, offset by an increase in depreciation and amortization and financial expenses resulting from the changes in the recognition, measurement and presentation requirements. However, no significant impact on net earnings is expected at this time. The Company is completing the assessment of the overall impact on the Company’s disclosures and is addressing any system and process changes necessary to compile the information to meet the recognition and disclosure requirements of the new guidance starting in the first quarter of fiscal 2020.